Consolidated Statement of Cash Flows	3 Months Ended		9 Months Ended
	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)
Cash flow from operating activities
Net result	€ (12,191,000)	€ (5,992,000)	€ (38,167,000)	€ (24,109,000)
Adjustments for:
Depreciation	506,000	242,000	1,543,000	725,000
Share-based payment expenses	1,226,000	734,000	4,614,000	2,245,000
Financial income and expenses	(1,375,000)	74,000	(1,339,000)	664,000
Results related to associates	119,000		(579,000)
Net foreign exchange gain / (loss)	148,000	(4,000)	122,000	(15,000)
Changes in working capital	2,718,000	656,000	1,744,000	1,074,000
Cash used in operations	(8,849,000)	(4,290,000)	(32,062,000)	(19,416,000)
Corporate income tax paid		1,000	(64,000)
Interest received	90,000	32,000	176,000	25,000
Interest paid	(13,000)		(64,000)
Net cash used in operating activities	(8,772,000)	(4,257,000)	(32,014,000)	(19,391,000)
Cash flow from investing activities
Purchases of property, plant and equipment	(32,000)	(99,000)	(341,000)	(285,000)
Net cash used in investing activities	(32,000)	(99,000)	(341,000)	(285,000)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		84,295,000		84,295,000
Proceeds from exercise of share options	2,000	637,000	166,000	660,000
Proceeds from borrowings				101,000
Proceeds from convertible loans		115,000	690,000	430,000
Repayment of lease liability	(290,000)		(861,000)
Net cash (used in)/generated by financing activities	(288,000)	85,047,000	(5,000)	85,486,000
Net increase/(decrease) in cash and cash equivalents	(9,092,000)	80,691,000	(32,360,000)	65,810,000
Currency effect cash and cash equivalents	1,420,000	57,000	1,572,000	(193,000)
Cash and cash equivalents, at beginning of the period	82,464,000	32,968,000	105,580,000	48,099,000
Cash and cash equivalents at the end of the period	€ 74,792,000	€ 113,716,000	€ 74,792,000	€ 113,716,000